Loans Receivable And Allowance For Credit Losses (Troubled Debt Restructurings On Financing Receivables That Subsequently Defaulted) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013 contract	Sep. 30, 2012 contract	Sep. 30, 2011 contract
Financing Receivable, Modifications [Line Items]
Number of Contracts	48	14	13
Recorded Investment	$ 4,643	$ 2,340	$ 1,353
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	38	14	13
Recorded Investment	3,341	2,340	1,353
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	6
Recorded Investment	1,270
Consumer - Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	3
Recorded Investment	22
Consumer - Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Recorded Investment	$ 10